Investments In Non-Consolidated Affiliates (Representation Of Amounts Reflected In Company's Financial Statements Related To Non-Consolidated Affiliates) (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments And Joint Ventures [Abstract]
Equity earnings of non-consolidated affiliates	$ 34	$ 37	$ 32
Cash dividends received from non-consolidated affiliates	$ 31	$ 16	$ 43